OMB APPROVAL
OMB Number: 3235-0570 Expires: August 31, 2020 Estimated average burden hours per response: 20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Linda J. Hoard, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

CM Advisors Family of Funds

Semi-Annual Report 2019

CM Advisors Small Cap Value Fund

CM Advisors Fixed Income Fund

August 31, 2019
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at 1-888-859-5856 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at 1-888-859-5856. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held with the Fund complex or at your financial intermediary.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the CM Advisors Family of Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

CM Advisors Small Cap Value Fund

Supplementary Portfolio Information
August 31, 2019 (Unaudited)

Asset Allocation*
(% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
DMC Global, Inc.	10.2%
Atkore International Group, Inc.	4.7%
Altra Industrial Motion Corporaton	4.5%
Allegheny Technologies, Inc.	4.3%
AstroNova, Inc.	4.1%
Sprott Physical Gold and Silver Trust	3.8%
Methode Electronics, Inc.	3.7%
Era Group, Inc.	3.7%
Granite Construction, Inc.	3.7%
TriMas Corporation	3.7%

CM Advisors Fixed Income Fund

Supplementary Portfolio Information
August 31, 2019 (Unaudited)

Asset Allocation*
(% of Net Assets)

Top 10 Long-Term Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 2.75%, due 11/15/23	10.7%
U.S. Treasury Notes, 2.375%, due 12/31/20	10.2%
U.S. Treasury Notes, 2.00%, due 07/31/20	9.7%
U.S. Treasury Notes, 1.00%, due 11/30/19	6.5%
U.S. Treasury Notes, 1.375%, due 04/30/21	6.4%
Wells Fargo & Company, 2.55%, due 12/07/20	3.3%
U.S. Treasury Notes, 1.375%, due 09/30/19	3.2%
Murphy Oil Corporation, 4.45%, due 12/01/22	2.8%
Becton Dickinson & Company, 3.25%, due 11/12/20	2.7%
PHI, Inc., 5.25%, due 03/15/19	2.4%

CM Advisors Small Cap Value Fund Schedule of Investments August 31, 2019 (Unaudited)
COMMON STOCKS — 78.8%	Shares	Value
Communication Services — 0.2%
Interactive Media & Services — 0.2%
Alphabet, Inc. - Class A *	82	$97,623

Consumer Discretionary — 0.7%
Leisure Equipment & Products — 0.5%
Malibu Boats, Inc. - Class A *	12,500	347,750

Multiline Retail — 0.2%
Dollar Tree, Inc. *	1,251	127,014

Energy — 25.6%
Energy Equipment & Services — 22.2%
Dawson Geophysical Company *	263,566	556,124
DMC Global, Inc.	150,557	6,538,691
Era Group, Inc. *	249,888	2,368,938
Patterson-UTI Energy, Inc.	195,260	1,688,999
Pioneer Energy Services Corporation *	1,617,811	207,080
Transocean Ltd. *	303,270	1,379,878
Unit Corporation *	142,300	431,169
Valaris plc	219,774	1,024,147
		14,195,026
Oil, Gas & Consumable Fuels — 3.4%
Ardmore Shipping Corporation *	147,775	922,116
Centennial Resource Development, Inc. - Class A *	252,705	1,218,038
		2,140,154
Financials — 0.8%
Consumer Finance — 0.2%
Synchrony Financial	3,950	126,598

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. - Class B *	1,050	213,580

Insurance — 0.2%
Markel Corporation *	123	140,599

Industrials — 29.3%
Construction & Engineering — 3.7%
Granite Construction, Inc.	82,640	2,350,282

Electrical Equipment — 4.7%
Atkore International Group, Inc. *	104,230	3,023,712

CM Advisors Small Cap Value Fund Schedule of Investments (Continued)
COMMON STOCKS — 78.8% (Continued)	Shares	Value
Industrials — 29.3% (Continued)
Machinery — 20.8%
Altra Industrial Motion Corporation	111,587	$2,900,146
Colfax Corporation *	66,106	1,798,083
Columbus McKinnon Corporation	58,036	1,878,625
Douglas Dynamics, Inc.	4,055	169,337
Helios Technologies, Inc.	18,190	778,350
Lydall, Inc. *	66,605	1,339,427
Manitowoc Company, Inc. (The) *	163,273	2,040,913
TriMas Corporation *	79,830	2,345,405
		13,250,286
Trading Companies & Distributors — 0.1%
BMC Stock Holdings, Inc. *	3,500	89,005

Information Technology — 9.1%
Electronic Equipment, Instruments & Components — 4.7%
FLIR Systems, Inc.	13,260	653,320
Methode Electronics, Inc.	74,960	2,379,231
		3,032,551
IT Services — 0.3%
Alliance Data Systems Corporation	1,630	200,409

Technology Hardware, Storage & Peripherals — 4.1%
AstroNova, Inc.	157,715	2,591,257

Materials — 11.8%
Chemicals — 0.6%
PolyOne Corporation	13,000	416,130

Containers & Packaging — 3.2%
Greif, Inc. - Class A	58,745	2,067,237

Metals & Mining — 8.0%
Allegheny Technologies, Inc. *	138,045	2,736,052
Carpenter Technology Corporation	17,030	828,339
Comstock Mining, Inc. *	1,420,832	150,892
Synalloy Corporation	84,872	1,361,347
		5,076,630
Real Estate — 1.3%
Real Estate Management & Development — 1.3%
InterGroup Corporation (The) *	27,876	811,537

Total Common Stocks (Cost $68,062,637)		$50,297,380

CM Advisors Small Cap Value Fund Schedule of Investments (Continued)
CLOSED-END FUNDS — 3.8%	Shares	Value
Sprott Physical Gold and Silver Trust (Cost $2,333,384)	160,290	$2,396,336

WARRANTS — 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	11,776	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	11,776	0
Total Warrants (Cost $0)		$0

MONEY MARKET FUNDS — 15.1%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 1.96% (b) (Cost $9,653,792)	9,653,792	$9,653,792

Total Investments at Value — 97.7% (Cost $80,049,813)		$62,347,508

Other Assets in Excess of Liabilities — 2.3%		1,464,908

Net Assets — 100.0%		$63,812,416

*	Non-income producing security.
(a)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 as of August 31, 2019, representing 0.0% of net assets.

(b)	The rate shown is the 7-day effective yield as of August 31, 2019.
See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Schedule of Investments August 31, 2019 (Unaudited)
CORPORATE BONDS — 43.9%	Par Value	Value
Communication Services — 1.6%
Media — 1.6%
Discovery Communications, Inc., 4.375%, due 06/15/21	$600,000	$622,179
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	358,675
		980,854
Consumer Discretionary — 1.4%
Automobiles — 0.6%
Toyota Motor Credit Corporation, 1.55%, due 10/18/19	380,000	379,640

Household Durables — 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	507,500

Consumer Staples — 4.9%
Beverages — 1.1%
Coca-Cola European Partners plc, 3.25%, due 08/19/21	665,000	673,405

Food & Staples Retailing — 1.6%
Walgreens Boots Alliance, Inc., 2.70%, due 11/18/19	1,000,000	1,000,351

Food Products — 2.2%
General Mills, Inc., 3.15%, due 12/15/21	1,340,000	1,368,356

Energy — 8.5%
Energy Equipment & Services — 4.9%
Diamond Offshore Drilling, Inc., 3.45%, due 11/01/23	1,490,000	1,229,250
PHI, Inc., 5.25%, due 03/15/19	3,775,000	1,510,000
Transocean, Inc., 5.80%, due 10/15/22	340,000	332,350
		3,071,600
Oil, Gas & Consumable Fuels — 3.6%
Kinder Morgan Energy Partners, L.P., 6.50%, due 04/01/20	500,000	511,938
Murphy Oil Corporation, 4.45%, due 12/01/22	1,685,000	1,701,850
		2,213,788
Financials — 9.8%
Commercial Banks — 6.4%
Bank of America Corporation, 2.40%, due 08/23/24	1,250,000	1,246,889
Wells Fargo & Company,
2.55%, due 12/07/20	2,007,000	2,018,237
4.125%, due 08/15/23	650,000	693,677
		3,958,803
Insurance — 1.2%
Enstar Group Ltd., 4.50%, due 03/10/22	675,000	702,134

CM Advisors Fixed Income Fund Schedule of Investments (Continued)
CORPORATE BONDS — 43.9% (Continued)	Par Value	Value
Financials — 9.8% (Continued)
Investment Banking & Brokerage Services — 2.2%
Goldman Sachs Group, Inc., 3.00%, due 04/26/22	$1,350,000	$1,367,743

Health Care — 2.7%
Health Care Equipment & Supplies — 2.7%
Becton Dickinson & Company, 3.25%, due 11/12/20	1,673,000	1,691,680

Industrials — 2.7%
Auto Parts & Equipment — 0.8%
Johnson Controls, Inc., 5.00%, due 03/30/20	500,000	506,896

Electrical Equipment — 1.9%
Eaton Corporation, 8.10%, due 08/15/22	1,000,000	1,157,582

Information Technology — 9.8%
Electronic Equipment, Instruments & Components — 2.0%
Corning, Inc., 7.25%, due 08/15/36	500,000	618,544
FLIR Systems, Inc., 3.125%, due 06/15/21	625,000	632,874
		1,251,418
Software — 5.5%
CA, Inc., 5.375%, due 12/01/19	1,315,000	1,323,514
Microsoft Corporation, 1.55%, due 08/08/21	1,400,000	1,395,786
Symantec Corporation, 4.20%, due 09/15/20	665,000	674,623
		3,393,923
Technology Hardware, Storage & Peripherals — 2.3%
EMC Corporation, 2.65%, due 06/01/20	1,390,000	1,384,579

Materials — 1.4%
Chemicals — 1.1%
Mosaic Company (The), 3.25%, due 11/15/22	685,000	701,994

Metals & Mining — 0.3%
Allegheny Ludlum, LLC, 6.95%, due 12/15/25	142,000	147,325

Utilities — 1.1%
Electric Utilities — 1.1%
Southern Company, 2.35%, due 07/01/21	690,000	692,315

Total Corporate Bonds (Cost $28,985,863)		$27,151,886

CM Advisors Fixed Income Fund Schedule of Investments (Continued)
U.S. TREASURY OBLIGATIONS — 47.5%	Par Value	Value
U.S. Treasury Inflation-Protected Notes — 0.8%
2.375%, due 01/15/25	$475,601	$534,720

U.S. Treasury Notes — 46.7%
1.375%, due 09/30/19	2,000,000	1,998,973
1.00%, due 11/30/19	4,000,000	3,990,156
2.00%, due 07/31/20	6,000,000	6,009,844
2.375%, due 12/31/20	6,250,000	6,305,664
1.375%, due 04/30/21	4,000,000	3,985,156
2.75%, due 11/15/23	6,250,000	6,586,914
		28,876,707

Total U.S. Treasury Obligations (Cost $28,870,337)		$29,411,427

MONEY MARKET FUNDS — 6.3%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 1.96% (a) (Cost $3,874,182)	3,874,182	$3,874,182

Total Investments at Value — 97.7% (Cost $61,730,382)		$60,437,495

Other Assets in Excess of Liabilities — 2.3%		1,431,857

Net Assets — 100.0%		$61,869,352

(a)	The rate shown is the 7-day effective yield as of August 31, 2019.
See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Assets and Liabilities August 31, 2019 (Unaudited)
	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
ASSETS
Investments in securities:
At cost	$80,049,813	$61,730,382
At value (Note 2)	$62,347,508	$60,437,495
Receivable for capital shares sold	6,977	1,331
Receivable for investment securities sold	2,093,672	1,000,000
Dividends and interest receivable	21,527	470,225
Other assets	24,332	14,754
TOTAL ASSETS	64,494,016	61,923,805

LIABILITIES
Payable investment securities purchased	625,381	—
Payable to Advisor (Note 5)	35,038	26,343
Payable to administrator (Note 5)	9,510	8,240
Other accrued expenses	11,671	19,870
TOTAL LIABILITIES	681,600	54,453

NET ASSETS	$63,812,416	$61,869,352

Net assets consist of:
Paid-in capital	$86,878,777	$63,009,652
Accumulated deficit	(23,066,361)	(1,140,300)
Net Assets	$63,812,416	$61,869,352

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	7,138,364	5,705,145

Net asset value, redemption price and offering price per share (a)	$8.94	$10.84

See accompanying notes to financial statements.

CM Advisors Family of Funds Statements of Operations Six Months Ended August 31, 2019 (Unaudited)
	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
INVESTMENT INCOME
Dividends	$262,782	$48,995
Foreign withholding taxes on dividends	(490)	—
Interest	—	964,667
TOTAL INVESTMENT INCOME	262,292	1,013,662

EXPENSES
Investment advisory fees (Note 5)	332,092	160,640
Administration fees (Note 5)	31,250	25,693
Legal fees	26,732	25,791
Trustees’ fees and expenses (Note 5)	22,893	20,241
Fund accounting fees (Note 5)	21,906	15,219
Registration and filing fees	17,973	17,422
Audit and tax services fees	8,000	10,500
Transfer agent fees (Note 5)	9,000	9,000
Postage and supplies	9,377	6,178
Insurance expense	6,654	3,008
Custody and bank service fees	4,925	3,686
Printing of shareholder reports	4,340	2,293
Pricing fees	931	4,537
Compliance support services fees	1,913	1,587
Distributor services fees (Note 5)	1,500	1,500
Other expenses	4,405	4,245
TOTAL EXPENSES	503,891	311,540
Advisory fees waived by Advisor (Note 5)	(17,566)	—
NET EXPENSES	486,325	311,540

NET INVESTMENT INCOME (LOSS)	(224,033)	702,122

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from investment transactions	(2,339,966)	(25,322)
Net change in unrealized appreciation (depreciation) on investments	(12,547,765)	(195,761)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(14,887,731)	(221,083)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,111,764)	$481,039

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Statements of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
FROM OPERATIONS
Net investment loss	$(224,033)	$(714,956)
Net realized gains (losses) from investment transactions	(2,339,966)	1,802,704
Net change in unrealized appreciation (depreciation) on investments	(12,547,765)	(1,807,712)
Net decrease in net assets resulting from operations	(15,111,764)	(719,964)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	634,301	2,172,025
Proceeds from redemption fees collected (Note 2)	483	2,724
Payments for shares redeemed	(6,324,915)	(9,690,601)
Net decrease in net assets from share transactions	(5,690,131)	(7,515,852)

TOTAL DECREASE IN NET ASSETS	(20,801,895)	(8,235,816)

NET ASSETS
Beginning of period	84,614,311	92,850,127
End of period	$63,812,416	$84,614,311

CAPITAL SHARE ACTIVITY
Shares sold	66,389	183,793
Shares redeemed	(618,578)	(826,228)
Net decrease in shares outstanding	(552,189)	(642,435)
Shares outstanding, beginning of period	7,690,553	8,332,988
Shares outstanding, end of period	7,138,364	7,690,553

See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Statements of Changes in Net Assets
	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
FROM OPERATIONS
Net investment income	$702,122	$1,821,887
Net realized gains (losses) from investment transactions	(25,322)	151,370
Net change in unrealized appreciation (depreciation) on investments	(195,761)	(1,635,788)
Net increase in net assets resulting from operations	481,039	337,469

DISTRIBUTIONS TO SHAREHOLDERS	(810,194)	(2,140,749)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	492,986	4,482,647
Net asset value of shares issued in reinvestment of distributions to shareholders	747,810	1,961,338
Payments for shares redeemed	(3,261,527)	(7,386,740)
Net decrease in net assets from share transactions	(2,020,731)	(942,755)

TOTAL DECREASE IN NET ASSETS	(2,349,886)	(2,746,035)

NET ASSETS
Beginning of period	64,219,238	66,965,273
End of period	$61,869,352	$64,219,238

CAPITAL SHARE ACTIVITY
Shares sold	45,149	403,178
Shares reinvested	68,750	178,855
Shares redeemed	(299,534)	(668,961)
Net decrease in shares outstanding	(185,635)	(86,928)
Shares outstanding, beginning of period	5,890,780	5,977,708
Shares outstanding, end of period	5,705,145	5,890,780

See accompanying notes to financial statements.

CM Advisors Small Cap Value Fund Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended August 31,		Years Ended
	2019 (Unaudited)		February 28, 2019	February 28, 2018		February 28, 2017	February 29, 2016	February 28, 2015
Net asset value at beginning of period	$11.00		$11.14	$11.37		$7.54	$10.47	$12.90

Income (loss) from investment operations:
Net investment loss	(0.03)		(0.10)	(0.10	)(a)	(0.07)	(0.01)	(0.07	)(a)
Net realized and unrealized gains (losses) on investments	(2.03)		(0.04)	(0.13)		4.01	(2.88)	(1.73)
Total from investment operations	(2.06)		(0.14)	(0.23)		3.94	(2.89)	(1.80)

Less distributions:
From net investment income	—		—	—		(0.11)	(0.05)	—
From net realized gains	—		—	—		—	—	(0.64)
Total distributions	—		—	—		(0.11)	(0.05)	(0.64)

Proceeds from redemption fees collected (Note 2)	0.00	(b)	0.00 (b)	0.00	(b)	0.00 (b)	0.01	0.01

Net asset value at end of period	$8.94		$11.00	$11.14		$11.37	$7.54	$10.47

Total return (c)	(18.73	%)(d)	(1.26%)	(2.02%)		52.33%	(27.52%)	(13.95%)

Ratios and supplemental data:
Net assets at end of period (000’s)	$63,812		$84,614	$92,850		$50,769	$35,166	$53,991

Ratio of total expenses to average net assets	1.29	%(e)	1.35%	1.46%		1.45%	1.56%	1.96%

Ratio of net expenses to average net assets (f)	1.25	%(e)	1.25%	1.25%		1.25%	1.25%	1.25%

Ratio of net investment loss to average net assets (f)	(0.57	%)(e)	(0.75%)	(0.93%)		(0.66%)	(0.16%)	(0.45%)

Portfolio turnover rate	24	%(d)	31%	25%		28%	68%	62%

(a)	Net investment loss per share is based on average shares outstanding during the year.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after investment advisory fee waivers and expense reimbursements (Note 5).
See accompanying notes to financial statements.

CM Advisors Fixed Income Fund Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended August 31,		Years Ended
	2019 (Unaudited)		February 28, 2019	February 28, 2018	February 28, 2017	February 29, 2016	February 28, 2015
Net asset value at beginning of period	$10.90		$11.20	$11.57	$11.10	$11.49	$11.58

Income (loss) from investment operations:
Net investment income	0.12		0.31	0.28	0.37	0.23	0.15
Net realized and unrealized gains (losses) on investments	(0.04)		(0.25)	(0.23)	0.50	(0.41)	(0.04)
Total from investment operations	0.08		0.06	0.05	0.87	(0.18)	0.11

Less distributions:
From net investment income	(0.14)		(0.30)	(0.29)	(0.37)	(0.19)	(0.15)
From net realized gains	—		(0.06)	(0.13)	(0.03)	(0.02)	(0.05)
Total distributions	(0.14)		(0.36)	(0.42)	(0.40)	(0.21)	(0.20)

Net asset value at end of period	$10.84		$10.90	$11.20	$11.57	$11.10	$11.49

Total return (a)	0.72	%(b)	0.55%	0.43%	7.95%	(1.62%)	0.98%

Ratios and supplemental data:
Net assets at end of period (000’s)	$61,869		$64,219	$66,965	$67,445	$64,201	$119,904

Ratio of total expenses to average net assets	0.97	%(c)	0.90%	0.87%	0.88%	0.79%	0.77%

Ratio of net investment income to average net assets	2.19	%(c)	2.75%	2.43%	3.16%	1.63%	1.26%

Portfolio turnover rate	11	%(b)	28%	35%	10%	18%	1%

(a)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
See accompanying notes to financial statements.

CM Advisors Family of Funds

Notes to Financial Statements
August 31, 2019 (Unaudited)

1. Organization

CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively the “Funds” and individually a “Fund”) are each a separate diversified no-load series of CM Advisors Family of Funds (the “Trust”), which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

The investment objective of CM Advisors Small Cap Value Fund is long-term growth of capital. The Fund commenced operations on April 15, 2011.

The investment objective of CM Advisors Fixed Income Fund is to preserve capital and maximize total return. The Fund commenced operations on March 24, 2006.

2. Significant Accounting Policies

The Funds follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

New Accounting Pronouncements – In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds have adopted ASU 2017-08 with these financial statements.

Investment Valuation – The Funds’ portfolio securities are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks, closed-end funds (“CEFs”) and exchange-traded funds (“ETFs”), listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Funds are invested in other open-end investment companies, except CEFs and ETFs, that are registered under the 1940 Act, the Funds’ NAVs are calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these registered open-end investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

portfolio security is halted during the day and does not resume prior to the Funds’ NAV calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2019 by security type:

CM Advisors Small Cap Value Fund:
	Level 1	Level 2		Level 3	Total
Common Stocks	$50,297,380	$—		$—	$50,297,380
Closed-End Funds	2,396,336	—		—	2,396,336
Warrants	—	0	*	—	0
Money Market Funds	9,653,792	—		—	9,653,792
Total	$62,347,508	$0		$—	$62,347,508

*	CM Advisors Small Cap Value Fund holds Warrants that have been fair valued at $0.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

CM Advisors Fixed Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$27,151,886	$—	$27,151,886
U.S. Treasury Obligations	—	29,411,427	—	29,411,427
Money Market Funds	3,874,182	—	—	3,874,182
Total	$3,874,182	$56,563,313	$—	$60,437,495

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector and industry type. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended August 31, 2019.

Share Valuation and Redemption Fees – The NAV per share of each Fund is calculated on each business day by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share, except that shares of CM Advisors Small Cap Value Fund are subject to a redemption fee of 1%, payable to the Fund, if redeemed within 180 days of the date of purchase. No redemption fee, however, will be imposed on the exchange of shares of CM Advisors Small Cap Value Fund for shares of CM Advisors Fixed Income Fund. Shares of CM Advisors Fixed Income Fund are not subject to a redemption fee.

During the periods ended August 31, 2019 and February 28, 2019, proceeds from redemption fees for CM Advisors Small Cap Value Fund were $483 and $2,724, respectively.

Investment Transactions and Investment Income – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method. Realized gains and losses on investments sold are determined on a specific identification basis, which is the same basis used for federal income tax purposes. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Each Fund bears expenses incurred specifically on its behalf as well as a portion of general Trust expenses, which are allocated between the Funds according to methods authorized by the Board.

Dividends and Distributions – Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Distributions from net realized capital gains, if any, are generally declared and distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to differing treatments of net short-term capital gains. Dividends and distributions are recorded on the ex-dividend date.

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

The tax character of distributions paid during the periods ended August 31, 2019 and February 28, 2019 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
CM Advisors Fixed Income Fund
August 31, 2019	$810,194	$—	$810,194
February 28, 2019	$1,793,474	$347,275	$2,140,749

There were no distributions to shareholders paid by CM Advisors Small Cap Value Fund during the periods ended August 31, 2019 and February 28, 2019.

On September 30, 2019, CM Advisors Fixed Income Fund paid an ordinary income dividend of $0.0502 per share to shareholders of record on September 27, 2019.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Federal Income Tax

Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of August 31, 2019:

	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Tax cost of portfolio investments	$80,078,730	$61,730,415
Gross unrealized appreciation	$8,864,937	$1,140,867
Gross unrealized depreciation	(26,596,159)	(2,433,787)
Net unrealized depreciation	(17,731,222)	(1,292,920)
Accumulated ordinary income	—	190,550
Capital loss carryforwards	(2,544,898)	—
Other losses	(2,790,241)	(37,930)
Accumulated deficit	$(23,066,361)	$(1,140,300)

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of February 28, 2019, the CM Advisors Small Cap Value Fund had short-term capital loss carryforwards of $1,306,606 and long-term capital loss carryforwards of $1,238,292 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset realized capital gains, if any, prior to distribution such gains to shareholders.

The Funds recognize the benefits or expenses of uncertain tax positions only if the position is “more-likely-than-not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

4. Investment Transactions

During the six months ended August 31, 2019, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. Government obligations, were as follows:

	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund
Cost of purchases of investment securities	$17,093,027	$822,484
Proceeds from sales and maturities of investment securities	$26,880,342	$8,886,566

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Funds pay a monthly advisory fee to Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) (the “Advisor”) based upon the average daily net assets of each Fund and calculated at the annual rate of 0.85% for CM Advisors Small Cap Value Fund and 0.50% for CM Advisors Fixed Income Fund. The Advisor has entered into agreements (the “Expense Limitation Agreements”) with each Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, acquired fund fees and expenses, and amounts, if any, payable pursuant to a Rule 12b-1 plan) to not more than 1.25% of the average daily net assets of CM Advisors Small Cap Value Fund and not more than 1.50% of the average daily net assets of CM Advisors Fixed Income Fund, each until July 1, 2020. There can be no assurance that the Expense Limitation Agreements will continue beyond July 1, 2020. During the six months ended August 31, 2019, with respect to CM

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

Advisors Small Cap Value Fund, the Advisor waived $17,566 of its investment advisory fees. These fees are not available for recoupment by the Advisor. During the six months ended August 31, 2019, there were no advisory fees waived or expenses reimbursed by the Advisor with respect to CM Advisors Fixed Income Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, accounting, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for its services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”).

Pursuant to the terms of a Distribution Agreement with the Trust, the Distributor serves as the Funds’ principal underwriter. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor receives service fees from the Funds for such services.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Advisor or Ultimus are not compensated by the Funds for their services. Each Trustee who is not an affiliated person of the Advisor or Ultimus receives an annual retainer of $10,000, paid quarterly; a fee of $2,000 per Fund for attendance at each in-person meeting of the Board of Trustees; and a fee of $500 per Fund for attendance at each telephonic meeting of the Board of Trustees. The Funds reimburse each Trustee and officer for his or her travel and other expenses relating to attendance at Board or committee meetings.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of August 31, 2019, CM Advisors Small Cap Value Fund had 25.6% and 29.3% of the value of its nets assets invested in common stocks within the Energy and Industrials sectors, respectively.

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure

CM Advisors Family of Funds

Notes to Financial Statements (Continued)

under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of the financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

CM Advisors Family of Funds

About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. Ongoing costs, which are deducted from each Fund’s gross income, directly reduce the investment return of the Funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (March 1, 2019) and held until the end of the period (August 31, 2019).

The table below illustrates each Fund’s costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the ongoing costs that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not impose any sales loads. However, a redemption fee of 1% is charged on the sale of shares of CM Advisors Small Cap Value Fund within 180 days of the date of their purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

CM Advisors Family of Funds

About Your Funds’ Expenses (Unaudited) (Continued)

More information about the Funds’ expenses, including annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value March 1, 2019	Ending Account Value August 31, 2019	Net Expense Ratio(a)	Expenses Paid During Period(b)
CM Advisors Small Cap Value Fund
Based on Actual Fund Return	$ 1,000.00	$ 812.70	1.25%	$ 5.71
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.90	1.25%	$ 6.36

CM Advisors Fixed Income Fund
Based on Actual Fund Return	$ 1,000.00	$ 1,007.20	0.97%	$ 4.91
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.32	0.97%	$ 4.94

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, muliplied by 184/365 (to reflect the one-half year period).

CM Advisors Family of Funds

Other Information (Unaudited)

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-888-859-5856. Furthermore, you may obtain a copy of these filings on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-859-5856, or on the SEC’s website at www.sec.gov.

This page intentionally left blank.

CM Advisors Small Cap Value Fund and
CM Advisors Fixed Income Fund
are each a series of
CM Advisors Family of Funds

_______________________

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, OH 45246-0707	Van Den Berg Management I, Inc. (d/b/a CM Fund Advisors) 805 Las Cimas Parkway, Suite 430 Austin, Texas 78746

Toll-Free Telephone:	Toll-Free Telephone:
1-888-859-5856	1-888-859-5856

World Wide Web @:
www.cmadvisorsfunds.com

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. No investment strategy works all the time, and past performance is not necessarily indicative of future performance.

The performance information quoted in this report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 1% of the amount redeemed is imposed on redemptions of Fund shares for CM Advisors Small Cap Value Fund occurring within 180 days following the purchase of such shares.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.cmadvisorsfunds.com or by calling Shareholder Services at 1-888-859-5856. The prospectus should be read carefully before investing.

For More Information on your CM Advisors Family of Funds:

See Our Web site @ www.cmadvisorsfunds.com or

Call Our Shareholder Services Group Toll-Free at 1-888-859-5856

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg

Arnold Van Den Berg, Chairman and President

Date	October 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg

Arnold Van Den Berg, Chairman and President

Date	October 23, 2019

By (Signature and Title)*		/s/ James D. Brilliant

James D. Brilliant, Treasurer and Principal Accounting Officer

Date	October 23, 2019

*	Print the name and title of each signing officer under his or her signature.